Significant Accounting Policies and Practices - Schedule of Revenue Disaggregated By Revenue Source (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 203,727	$ 291,884	$ 1,278,994	$ 1,498,874
Agency (Managed Services & Branded Content) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	69,000	134,800	483,550	714,548
Platform (Creator Subscriptions) [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue	$ 101,967	$ 133,299	569,901	736,567
Other Revenue [Member]
Schedule of Revenue Disaggregated By Revenue Source [Line Items]
Total revenue			$ 225,543	$ 47,759